CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares Common Class A	Ordinary Shares Common Class B [Member]	Ordinary Shares	Additional Paid-in Capital	Treasury stock Common Class A	Treasury stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Foreign currency translation adjustments	Accumulated Other Comprehensive Income (Loss) Intra-entity foreign currency transaction loss	Retained Earnings	Noncontrolling Interest	Common Class A	Total
Beginning Balance at Dec. 31, 2019			$ 12,368	$ 528,620		$ (123,216)	$ (98,371)	$ (90,710)	$ (7,661)	$ 270,358	$ 693		$ 590,452
Beginning Balance (in shares) at Dec. 31, 2019	65,403,527	24,336,650
Net (loss) profit for the year										(8,750)	2		(8,748)
Other comprehensive loss:
Foreign currency translation adjustments							102,613	102,613					102,613
Gain on intra-entity foreign transactions of long-term investment nature							2,089		2,089				2,089
Contribution from shareholder				155									155
Share-based compensation				13,347									13,347
Exercise of share options and vesting of unvested shares						6,033				(6,033)
Exercise of share options and vesting of unvested shares (in shares)	312,002
Ending Balance at Dec. 31, 2020			12,368	542,122		(117,183)	6,331	11,903	(5,572)	255,575	695		699,908
Ending Balance (in shares) at Dec. 31, 2020	65,715,529	24,336,650
Net (loss) profit for the year										(19,584)			(19,584)
Disposal of a non-controlling interests subsidiary											$ (695)		(695)
Other comprehensive loss:
Foreign currency translation adjustments							34,089	34,089					34,089
Gain on intra-entity foreign transactions of long-term investment nature							756		756				756
Contribution from shareholder				166									166
Share-based compensation				2,137									2,137
Exercise of share options and vesting of unvested shares						5,896				(5,852)			44
Exercise of share options and vesting of unvested shares (in shares)	304,910
Ending Balance at Dec. 31, 2021			12,368	544,425		(111,287)	41,176	45,992	(4,816)	230,139			716,821
Ending Balance (in shares) at Dec. 31, 2021	66,020,439	24,336,650
Net (loss) profit for the year										(75,562)			(75,562)
Other comprehensive loss:
Foreign currency translation adjustments							(47,413)	(47,413)					(47,413)
Gain on intra-entity foreign transactions of long-term investment nature							(2,794)		(2,794)				(2,794)
Contribution from shareholder				159									159
Repurchase of treasury stock (in shares)												(7,065,058)
Share-based compensation				586									586
Exercise of share options and vesting of unvested shares				3		4							7
Exercise of share options and vesting of unvested shares (in shares)	240				1,310,051
Ending Balance at Dec. 31, 2022			$ 12,368	$ 545,173		$ (111,283)	$ (9,031)	$ (1,421)	$ (7,610)	$ 154,577			$ 591,804
Ending Balance (in shares) at Dec. 31, 2022	66,020,679	24,336,650